Related Parties (Details) - Schedule of Net Purchasing (Sales) Activity - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Bluezone [Member]
Schedule of Net Purchasing (Sales) Activity [Line Items]
Net purchase		$ 5	$ 309
4D [Member]
Schedule of Net Purchasing (Sales) Activity [Line Items]
Net purchase		3	1,312
Enozo [Member]
Schedule of Net Purchasing (Sales) Activity [Line Items]
Net purchase			40
Cannae Policy Group [Member]
Schedule of Net Purchasing (Sales) Activity [Line Items]
Net purchase		25	50
Topline Performance Group [Member]
Schedule of Net Purchasing (Sales) Activity [Line Items]
Net purchase		71	11
Cannaquip [Member]
Schedule of Net Purchasing (Sales) Activity [Line Items]
Net purchase			209
NEIA [Member]
Schedule of Net Purchasing (Sales) Activity [Line Items]
Net purchase		(1,769)	(22,010)
Greenstone [Member]
Schedule of Net Purchasing (Sales) Activity [Line Items]
Net purchase		394	(9,429)
Valiant-America, LLC [Member]
Schedule of Net Purchasing (Sales) Activity [Line Items]
Net purchase	[1]	10,520	6,048
Living Greens Farm [Member]
Schedule of Net Purchasing (Sales) Activity [Line Items]
Net purchase			$ (58)

[1]	On October 27, 2022, the Company provided notice to Valiant-America, LLC of its intention to begin winding up of Agrify-Valiant.